8. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Short-term advances	$ 773	$ 197
Temporary advances to employees	363	80
Prepaid rent	556	288
Prepaid other taxes	1,151	314
Legal deposit	2,393	268
Hotel inventory and receivables	519	504
Other current assets	818	607
Total	$ 6,573	$ 2,258